SEVERANCE AND ASSET WRITE-DOWNS	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Restructuring And Related Activities [Abstract]
SEVERANCE AND ASSET WRITE-DOWNS

(4) SEVERANCE AND ASSET WRITE-DOWNS:

During fiscal 2013, the Company initiated a series of actions and developed plans to drive efficiencies through the consolidation and centralization of select functions. As a result, the Company recorded charges during the second quarter of fiscal 2013 of approximately $40.8 million for severance and related costs. The Company also recorded charges of approximately $11.7 million for goodwill impairments and other asset write-downs of approximately $11.4 million primarily related to the write-offs of certain client contractual investments during the second quarter of fiscal 2013. In the second quarter of fiscal 2014, as a result of additional cost saving and productivity initiatives offset by refinements to the Company’s original plans for consolidation and centralization initiatives and actual attrition of the workforce, the Company recorded additional net severance charges of approximately $1.8 million.

As of March 28, 2014 and September 27, 2013, the Company had an accrual of approximately $35.7 million and $46.7 million, respectively, related to the unpaid obligations for these costs.

NOTE 4. SEVERANCE AND ASSET WRITE-DOWNS:

During the second quarter of fiscal 2013, the Company initiated a series of actions and further developed its plans to drive efficiency through the consolidation and centralization of its operations. As a result, the Company recorded charges during fiscal 2013 of approximately $63.9 million for severance and related costs. As of September 27, 2013, the Company has an accrual of approximately $46.7 million related to the unpaid obligations for these costs. In addition, during the second quarter of fiscal 2013, the Company recorded charges of approximately $11.7 million for goodwill impairments (see Note 5) and other asset write-downs of approximately $11.4 million primarily related to the write-offs of certain client contractual investments.